CERTPAC

NYSE Regulation

09005230

VIA FACSIMILE AND U.S. MAIL
December 9, 2009

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Global X Funds
Issuer CIK: 0001432353
Issuer File Number: 001-34248
Form 8-A Date: December 7, 2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 3, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Global X China Financials ETF

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance